Consumer Loans, Credit Quality Information And Allowances And Liabilities For Estimated Losses On Consumer Loans (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Consumer Loans, Credit Quality Information And Allowances And Liabilities For Estimated Losses On Consumer Loans [Abstract]
Schedule Of Consumer Loan Fee Revenue
	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012

Interest and fees on short-term loans	$118,775	$145,857	$385,548	$420,439
Interest and fees on line of credit accounts	50,504	20,077	102,021	45,998
Interest and fees on installment loans	58,284	39,160	152,630	92,219
Total consumer loan revenue	$227,563	$205,094	$640,199	$558,656

		Year Ended December 31,
		2012	2011	2010

	Interest and fees on short-term loans	$569,765	$510,881	$445,220
	Interest and fees on line of credit accounts	73,572	30,590	33,655	(a)
	Interest and fees on installment loans	138,183	57,175	12,077
	Total consumer loan revenue	$781,520	$598,646	$490,952
(a)a a a	Includes MLOC receivables, which are participation interests in receivables acquired from a third-party lender in connection with the MLOC services the Company offered. The Company stopped providing MLOC services on behalf of a third-party lender in October 2010 when the lender discontinued offering MLOC advances.

Components Of Company-Owned Consumer Loans And Receivables
	As of September 30, 2013
	Short-term Loans	Line of Credit Accounts	Installment Loans	Total
Current loans	$103,320	$87,554	$155,100	$345,974
Delinquent loans	41,706	12,052	18,505	72,263
Total consumer loans, gross	145,026	99,606	173,605	418,237
Less: allowance for losses	(34,829)	(21,934)	(33,193)	(89,956)
Consumer loans, net	$110,197	$77,672	$140,412	$328,281

	As of September 30, 2012
	Short-term Loans	Line of Credit Accounts	Installment Loans	Total
Current loans	$130,034	$33,724	$98,262	$262,020
Delinquent loans	52,438	4,879	16,734	74,051
Total consumer loans, gross	182,472	38,603	114,996	336,071
Less: allowance for losses	(43,852)	(8,163)	(27,231)	(79,246)
Consumer loans, net	$138,620	$30,440	$87,765	$256,825

	As of December 31, 2012
	Short-term Loans	Line of Credit Accounts	Installment Loans	Total
Current loans	$146,732	$36,603	$117,641	$300,976
Delinquent loans	52,565	6,097	15,483	74,145
Total consumer loans, gross	199,297	42,700	133,124	375,121
Less: allowance for losses	(45,982)	(11,107)	(28,614)	(85,703)
Consumer loans, net	$153,315	$31,593	$104,510	$289,418

	As of December 31, 2012
	Short-term Loans	Line of Credit Accounts	Installment Loans	Total
Current loans	$146,732	$36,603	$117,641	$300,976
Delinquent loans	52,565	6,097	15,483	74,145
Total consumer loans, gross	199,297	42,700	133,124	375,121
Less: Allowance for losses	(45,982)	(11,107)	(28,614)	(85,703)
Consumer loans, net	$153,315	$31,593	$104,510	$289,418

	As of December 31, 2011
	Short-term Loans	Line of Credit Accounts	Installment Loans	Total
Current loans	$137,672	$19,384	$59,146	$216,202
Delinquent loans	56,884	2,264	10,500	69,648
Total consumer loans, gross	194,556	21,648	69,646	285,850
Less: Allowance for losses	(46,406)	(3,723)	(12,943)	(63,072)
Consumer loans, net	$148,150	$17,925	$56,703	$222,778

Changes In Allowance For Losses
	Three Months Ended September 30, 2013
	Short-term Loans	Line of Credit Accounts	Installment Loans	Total

Allowance for losses for Company-owned consumer loans:
Balance at beginning of period	$42,068	$10,649	$27,146	$79,863
Consumer loan loss provision	42,032	25,140	32,738	99,910
Charge-offs	(58,862)	(15,414)	(30,762)	(105,038)
Recoveries	9,591	1,559	4,071	15,221
Balance at end of period	$34,829	$21,934	$33,193	$89,956

Liability for third-party lender-owned consumer loans:
Balance at beginning of period	$2,439	$-	608	$3,047
(Decrease) increase in liability	(226)	-	9	(217)
Balance at end of period	$2,213	$-	617	$2,830

	Three Months Ended September 30, 2012
	Short-term Loans	Line of Credit Accounts	Installment Loans	Total

Allowance for losses for Company-owned consumer loans:
Balance at beginning of period	$45,409	$5,243	$19,919	$70,571
Consumer loan loss provision	50,846	9,656	23,155	83,657
Charge-offs	(63,281)	(8,817)	(17,635)	(89,733)
Recoveries	10,878	2,081	1,792	14,751
Balance at end of period	$43,852	$8,163	$27,231	$79,246

Liability for third-party lender-owned consumer loans:
Balance at beginning of period	$2,417	$-	$378	$2,795
Increase in liability	618	-	24	642
Balance at end of period	$3,035	$-	$402	$3,437

		NIne Months Ended September 30, 2013
		Short-term Loans	Line of Credit Accounts	Installment Loans	Total

Allowance for losses for Company-owned consumer loans:
Balance at beginning of period		$45,982	$11,107	$28,614	$85,703
Consumer loan loss provision		130,624	41,612	80,206	252,442
Charge-offs		(172,504)	(35,490)	(86,237)	(294,231)
Recoveries		30,727	4,705	10,610	46,042
Balance at end of period		$34,829	$21,934	$33,193	$89,956

Liability for third-party lender-owned consumer loans:
Balance at beginning of period		$2,934	$-	$564	$3,498
(Decrease) increase in liability		(721)	-	53	(668)
Balance at end of period	-1	$2,213	$-	$617	$2,830

		NIne Months Ended September 30, 2012
		Short-term Loans	Line of Credit Accounts	Installment Loans	Total

Allowance for losses for Company-owned consumer loans:
Balance at beginning of period		$46,406	$3,723	$12,943	$63,072
Consumer loan loss provision		146,156	18,259	54,289	218,704
Charge-offs		(178,095)	(16,572)	(44,178)	(238,845)
Recoveries		29,385	2,753	4,177	36,315
Balance at end of period		$43,852	$8,163	$27,231	$79,246

Liability for third-party lender-owned consumer loans:
Balance at beginning of period		$2,617	$-	$445	$3,062
Increase (decrease) in liability		418	-	(43)	375
Balance at end of period		$3,035	$-	$402	$3,437

	Year Ended December 31, 2012
	Short-term Loans	Line of Credit Accounts	Installment Loans	Total

Allowance for losses for Company-owned consumer loans:
Balance at beginning of period	$46,406	$3,723	$12,943	$63,072
Consumer loan loss provision	202,008	34,793	79,057	315,858
Charge-offs	(241,641)	(31,399)	(69,438)	(342,478)
Recoveries	39,209	3,990	6,052	49,251
Balance at end of period	$45,982	$11,107	$28,614	$85,703

Liability for third-party lender-owned consumer loans:
Balance at beginning of period	$2,617	$-	$445	$3,062
Increase in liability	317	-	119	436
Balance at end of period	$2,934	$-	$564	$3,498

	Year Ended December 31, 2011
	Short-term Loans	Line of Credit Accounts	Installment Loans	Total

Allowance for losses for Company-owned consumer loans:
Balance at beginning of period	$32,942	$3,023	$2,988	$38,953
Consumer loan loss provision	180,791	7,825	36,848	225,464
Charge-offs	(196,643)	(7,877)	(28,201)	(232,721)
Recoveries	29,316	752	1,308	31,376
Balance at end of period	$46,406	$3,723	$12,943	$63,072

Liability for third-party lender-owned consumer loans:
Balance at beginning of period	$2,610	$-	$228	$2,838
Increase in liability	7	-	217	224
Balance at end of period	$2,617	$-	$445	$3,062

	Year Ended December 31, 2010
	Short-term Loans	Line of Credit Accounts(a)	Installment Loans	Total

Allowance for losses for Company-owned consumer loans:
Balance at beginning of period	$25,194	$1,636	$520	$27,350
Consumer loan loss provision	161,155	14,787	6,558	182,500
Charge-offs	(178,774)	(14,462)	(4,375)	(197,611)
Recoveries	25,367	1,062	285	26,714
Balance at end of period	$32,942	$3,023	$2,988	$38,953

Liability for third-party lender-owned consumer loans:
Balance at beginning of period	$2,944	$-	$-	$2,944
(Decrease) increase in liability	(334)	-	228	(106)
Balance at end of period	$2,610	$-	$228	$2,838